Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted EPS

The calculations of basic and diluted EPS, are as follows:

	June 30, 2020	June 30, 2019
Basic and diluted loss per common share:
Net loss	$(2,118,211)	$(1,102,961)
Basic weighted average shares outstanding	355,863,427	315,825,288
Basic and diluted loss per common share:	$(0.01)	$(0.00)

The calculations of basic and diluted EPS, are as follows:

	December 31, 2019	December 31, 2018
Basic and diluted loss per common share:
Net loss	$(3,495,481)	$(1,155,286)
Basic weighted average shares outstanding	246,656,149	180,479,232
Basic and diluted loss per common share:	$(0.01)	$(0.01)